Deferred Consideration (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Movements in Deferred Consideration

The following table summarizes the movements in deferred consideration for the years ended December 31, 2017, and 2016:

(CAD$ in millions)	2017	2016
As at January 1	$755	$816
Recognized in profit	(32)	(36)
Changes in foreign exchange rates	(49)	(25)

As at December 31	$674	$755
Less current portion of deferred consideration (Note 17)	(23)	(32)

Long-term deferred consideration	$651	$723